Government Grants And Assistance (Tables)	12 Months Ended
Dec. 31, 2023
Government Assistance [Abstract]
Shedule Of Government Grants And Assistance Received
The following table summarizes the government grants and assistance the Company received or accrued during the years ended December 31, 2023 and 2022:

	2023	2022
NRC-IRAP	$122,542	$277,117
BioTalent Canada	—	11,398

Total	$122,542	$288,515